Financial instruments - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair value of assets
Financial Assets	£ 806,478	£ 781,992
Carrying value, Financial liabilities	767,851	740,189
Financial liabilities (other)
Fair value of assets
Carrying value, Financial liabilities	47,744	49,326
Cash and balances at central banks
Fair value of assets
Financial Assets	179,525	177,757
Items where fair value approximates carrying value | Cash and balances at central banks
Fair value of assets
Financial Assets	179,500	177,800
Items where fair value approximates carrying value | Settlement balances
Fair value of assets
Financial Assets	10,300	2,100
Items where fair value approximates carrying value | Loans and advances to banks
Fair value of assets
Financial Assets	700	100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities (other)
Fair value of assets
Carrying value, Financial liabilities	46,000	47,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans and advances to banks
Fair value of assets
Financial Assets	10,000	7,500
Financial assets, at fair value	10,000	7,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans and advances to banks | Level 2
Fair value of assets
Financial assets, at fair value	5,900	5,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans and advances to banks | Level 3
Fair value of assets
Financial assets, at fair value	4,100	2,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans and advances to customers
Fair value of assets
Financial Assets	362,600	359,000
Financial assets, at fair value	355,400	354,100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans and advances to customers | Level 2
Fair value of assets
Financial assets, at fair value	27,200	28,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans and advances to customers | Level 3
Fair value of assets
Financial assets, at fair value	328,200	326,100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other
Fair value of assets
Financial Assets	12,000	8,600
Financial assets, at fair value	11,700	8,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Level 1
Fair value of assets
Financial assets, at fair value	4,700	4,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Level 2
Fair value of assets
Financial assets, at fair value	2,100	700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Level 3
Fair value of assets
Financial assets, at fair value	4,900	3,500
At fair value
Fair value of assets
Financial Assets	201,879	202,880
Carrying value, Financial liabilities	179,183	167,807
At fair value | Level 1
Fair value of assets
Financial Assets	38,911	48,443
Carrying value, Financial liabilities	22,022	20,507
At fair value | Level 2
Fair value of assets
Financial Assets	160,909	152,385
Carrying value, Financial liabilities	156,410	146,691
At fair value | Level 3
Fair value of assets
Financial Assets	2,059	2,052	£ 1,994	£ 1,723
Financial assets, at fair value	2,059
Carrying value, Financial liabilities	751	609	£ 685	£ 894
At fair value | Other equity securities [member]
Fair value of assets
Financial Assets	26,592	37,017
At fair value | Other equity securities [member] | Level 1
Fair value of assets
Financial Assets	18,879	28,880
At fair value | Other equity securities [member] | Level 2
Fair value of assets
Financial Assets	7,521	7,951
At fair value | Other equity securities [member] | Level 3
Fair value of assets
Financial Assets	192	£ 186
Financial assets, at fair value	£ 192